Accounts Payable	12 Months Ended
Dec. 31, 2024
Accounts Payable
Accounts Payable

13. Accounts Payable

	December 31,
	2024	2023

	(in US$’000)
Accounts payable	42,521	36,327

Substantially all accounts payable are denominated in HK$, RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.

An aging analysis based on the relevant invoice dates is as follows:

	December 31,
	2024	2023

	(in US$’000)
Not later than 3 months	37,805	33,233
Between 3 months to 6 months	2,638	1,058
Between 6 months to 1 year	833	941
Later than 1 year	1,245	1,095
	42,521	36,327